Exhibit 99.1

World Omni Auto Receivables Trust 2019-A
Monthly Servicer Certificate
November 30, 2021

Dates Covered
Collections Period	11/01/21 - 11/30/21
Interest Accrual Period	11/15/21 - 12/14/21
30/360 Days	30
Actual/360 Days	30
Distribution Date	12/15/21

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 10/31/21	258,023,818.84	18,584
Yield Supplement Overcollateralization Amount 10/31/21	8,950,412.40	0
Receivables Balance 10/31/21	266,974,231.24	18,584
Principal Payments	14,235,880.77	481
Defaulted Receivables	192,024.33	9
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 11/30/21	8,239,398.67	0
Pool Balance at 11/30/21	244,306,927.47	18,094

Pool Statistics	$ Amount	# of Accounts
Pool Factor	22.74%
Prepayment ABS Speed	1.30%
Aggregate Starting Principal Balance	1,110,735,192.75	47,003

Delinquent Receivables:
Past Due 31-60 days	2,672,887.45	145
Past Due 61-90 days	734,783.00	40
Past Due 91-120 days	125,347.90	6
Past Due 121+ days	0.00	0
Total	3,533,018.35	191

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.40%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.34%
Delinquency Trigger Occurred	NO

Recoveries	207,196.80
Aggregate Net Losses/(Gains) - November 2021	(15,172.47)
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	-0.07%
Prior Net Losses/(Gains) Ratio	-0.01%
Second Prior Net Losses/(Gains) Ratio	0.01%
Third Prior Net Losses/(Gains) Ratio	-0.30%
Four Month Average	-0.09%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.86%

Overcollateralization Target Amount	5,191,340.98
Actual Overcollateralization	5,191,340.98
Weighted Average Contract Rate	3.92%
Weighted Average Contract Rate, Yield Adjusted	6.51%
Weighted Average Remaining Term	33.38

Flow of Funds	$ Amount
Collections	15,331,754.20
Investment Earnings on Cash Accounts	76.81
Servicing Fee	(222,478.53)
Transfer to Collection Account	-
Available Funds	15,109,352.48

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	534,594.11
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	86,700.83
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	45,931.50
(7) Noteholders' Third Priority Principal Distributable Amount	8,525,550.39
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,191,340.98
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	725,234.67

Total Distributions of Available Funds	15,109,352.48

Servicing Fee	222,478.53
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	988,950,000.00
Original Class B	31,150,000.00
Original Class C	15,570,000.00

Total Class A, B, & C
Note Balance @ 11/15/21	252,832,477.86
Principal Paid	13,716,891.37
Note Balance @ 12/15/21	239,115,586.49

Class A-1
Note Balance @ 11/15/21	0.00
Principal Paid	0.00
Note Balance @ 12/15/21	0.00
Note Factor @ 12/15/21	0.0000000%

Class A-2
Note Balance @ 11/15/21	0.00
Principal Paid	0.00
Note Balance @ 12/15/21	0.00
Note Factor @ 12/15/21	0.0000000%

Class A-3
Note Balance @ 11/15/21	123,162,477.86
Principal Paid	13,716,891.37
Note Balance @ 12/15/21	109,445,586.49
Note Factor @ 12/15/21	31.5405148%

Class A-4
Note Balance @ 11/15/21	82,950,000.00
Principal Paid	0.00
Note Balance @ 12/15/21	82,950,000.00
Note Factor @ 12/15/21	100.0000000%

Class B
Note Balance @ 11/15/21	31,150,000.00
Principal Paid	0.00
Note Balance @ 12/15/21	31,150,000.00
Note Factor @ 12/15/21	100.0000000%

Class C
Note Balance @ 11/15/21	15,570,000.00
Principal Paid	0.00
Note Balance @ 12/15/21	15,570,000.00
Note Factor @ 12/15/21	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	667,226.44
Total Principal Paid	13,716,891.37
Total Paid	14,384,117.81

Class A-1
Coupon	2.72616%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	3.02000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	3.04000%
Interest Paid	312,011.61
Principal Paid	13,716,891.37
Total Paid to A-3 Holders	14,028,902.98

Class A-4
Coupon	3.22000%
Interest Paid	222,582.50
Principal Paid	0.00
Total Paid to A-4 Holders	222,582.50

Class B
Coupon	3.34000%
Interest Paid	86,700.83
Principal Paid	0.00
Total Paid to B Holders	86,700.83

Class C
Coupon	3.54000%
Interest Paid	45,931.50
Principal Paid	0.00
Total Paid to C Holders	45,931.50

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.6442462
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	13.2444614
Total Distribution Amount	13.8887076

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.8991689
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	39.5299463
Total A-3 Distribution Amount	40.4291152

A-4 Interest Distribution Amount	2.6833333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.6833333

B Interest Distribution Amount	2.7833332
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.7833332

C Interest Distribution Amount	2.9500000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	2.9500000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	621.54
Noteholders' Principal Distributable Amount	378.46

Account Balances	$ Amount
Reserve Account
Balance as of 11/15/21	2,595,670.49
Investment Earnings	55.68
Investment Earnings Paid	(55.68)
Deposit/(Withdrawal)	-
Balance as of 12/15/21	2,595,670.49
Change	-

Required Reserve Amount	2,595,670.49

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$1,147,351.86	$1,126,805.62	$1,007,858.35
Number of Extensions	65	59	52
Ratio of extensions to Beginning of Period Receivables Balance	0.43%	0.40%	0.34%